CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member]	Common units public [Member]	Common units Hegh LNG [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2019	$ 164,482	$ 315,176	$ 39,795	$ (17,943)	$ 501,510
Net income	14,802	25,333	23,010	0	63,145
Cumulative change in accounting principle	0	(84)	(72)	0	(156)
Other comprehensive income (loss)	0	0	0	(11,629)	(11,629)
Net proceeds from issuance of Series A Preferred Units	3,174	0	0	0	3,174
Issuance of units for Board of Directors' fees	0	181	0	0	181
Contribution from Hegh LNG	0	0	11,850	0	11,850
Other and contributions from owners	0	(19)	145	0	126
Cash distributions to unitholders	(14,698)	(31,737)	(28,451)	0	(74,886)
Balance at Dec. 31, 2020	167,760	308,850	46,277	(29,572)	493,315
Net income	7,754	9,944	8,780	0	26,478
Other comprehensive income (loss)	0	0	0	7,250	7,250
Net proceeds from issuance of common units	0	818	0	0	818
Net proceeds from issuance of Series A Preferred Units	8,318	0	0	0	8,318
Issuance of units for Board of Directors' fees	0	127	0	0	127
Contribution from Hegh LNG	0	0	315	0	315
Other and contributions from owners	0	0	14	0	14
Cash distributions to unitholders	(7,754)	(15,931)	(14,227)	0	(37,912)
Balance at Jun. 30, 2021	$ 176,078	$ 303,808	$ 41,159	$ (22,322)	$ 498,723